The Company and Significant Accounting Policies: (Details Text) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
The Company and Significant Accounting Policies: [Abstract]
Financial resources	$ 6.6
Fair value of equipment	12.4
Current financial liabilities: notes	39.5
Accounts payable and accruals	3.9
Equipment cost	$ 29